Dividends	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends	DIVIDENDS
Following is a summary of our common and preferred share dividends that were declared and/or paid in the last three years:

(millions, except per share amounts)		Amount
Declared	Payable	Per Share	Accrued/Paid[1]
Common - Annual-Variable Dividends:
December 2023	January 2024	$0.75	$439.3
December 2021	December 2021	1.50	876.5
December 2020	January 2021	4.50	2,635.9

Common - Quarterly Dividends:
December 2023	January 2024	0.10	58.6
August 2023	October 2023	0.10	58.5
May 2023	July 2023	0.10	58.5
March 2023	April 2023	0.10	58.5
December 2022	January 2023	0.10	58.5
August 2022	October 2022	0.10	58.5
May 2022	July 2022	0.10	58.5
March 2022	April 2022	0.10	58.5
December 2021	January 2022	0.10	58.5
August 2021	October 2021	0.10	58.5
May 2021	July 2021	0.10	58.5
March 2021	April 2021	0.10	58.5
December 2020	January 2021	0.10	58.6

Preferred Dividends:
October 2023	December 2023	20.753157	10.4
August 2023	September 2023	20.67700	10.3
May 2023	June 2023	18.92463	9.5
December 2022	March 2023	26.875	13.4
August 2022	September 2022	26.875	13.4
December 2021	March 2022	26.875	13.4
August 2021	September 2021	26.875	13.4
December 2020	March 2021	26.875	13.4
[1] The accrual is based on an estimate of shares outstanding as of the record date and recorded as a component of accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets until paid.
Common Share Dividends The Board of Directors adopted a policy of declaring regular quarterly common share dividends, and on at least an annual basis, to consider declaring an additional, variable common share dividend. For 2022, the Board decided not to declare an annual-variable dividend after assessing our capital position, existing capital resources, and expected future capital needs.

Preferred Share Dividends During 2018, we issued 500,000 Series B Fixed-to-Floating Rate Cumulative Perpetual Serial Preferred Shares, without par value (the Series B Preferred Shares), with a liquidation preference of $1,000 per share (the stated amount). Beginning March 15, 2023 and up until redemption (the floating-rate period), holders of the Series B Preferred Shares are entitled to receive cumulative cash dividends quarterly, if and when declared by the Board of Directors, at a floating annual dividend rate equal to the three-month London Interbank Offered Rate (LIBOR) plus a spread of 2.539% applied to the stated amount per share.

We, as calculation agent under our Series B Preferred Shares, determined that the reference rate for the Series B Preferred Shares, for any determination date after June 30, 2023, shall be the sum of (i) 3-Month CME Term SOFR plus (ii) a tenor spread adjustment of 0.26161%, and (iii) a spread of 2.539%. The new reference rate became effective for the dividend period determination date commencing September 15, 2023. The reference rate was determined in accordance with the successor base rate provisions of the Series B Preferred Shares and the Adjustable Interest Rate (LIBOR) Act and the regulation issued by the Board of Governors of the Federal Reserve System on December 16, 2022, implementing the LIBOR Act. The Board did not declare a dividend in December 2023 as they had in prior years.

Prior to the floating-rate period, dividends were payable semiannually in March and September, if and when declared by the Board of Directors, at a fixed annual dividend rate of 5.375% of the stated amount per share.
The Series B Preferred Shares are perpetual and have no stated maturity date. During the first quarter 2024, we redeemed all of the outstanding Series B Preferred Shares at the stated amount of $1,000 per share, for an aggregate payout of $507.8 million, including accrued and unpaid dividends to, but excluding February 22, 2024, which is the redemption date.